UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SIR Capital Management, L.P.
           ---------------------------------------------------------------
Address:   620 Eighth Avenue, 37th Floor
           ---------------------------------------------------------------
           New York, New York 10018
           ---------------------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ben Fooshee
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     212-993-7090
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Ben Fooshee             New York, New York         February 17, 2009
  ------------------------   ------------------------     -------------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             43
                                               -------------

Form 13F Information Table Value Total:          $133,729
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE

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                                                    FORM 13F INFORMATION TABLE

                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
----------------------------- ------------- --------- -------- -------- --- ---- -------- --------- --------------------------
AECOM TECHNOLOGY CORP DELAWA     COM        00766T100   1,036   33,700  SH       SOLE                33,700
BAYTEX ENERGY TR              TRUST UNIT    073176109   1,527  104,200  SH       SOLE               104,200
BJ SVCS CO                       COM        055482103     707   60,600  SH       SOLE                60,600
BP PLC                        SPONSORED ADR 055622104   8,862  189,600  SH       SOLE               189,600
BRISTOW GROUP INC                COM        110394103     689   25,700  SH       SOLE                25,700
CABOT OIL & GAS CORP             COM        127097103     491   18,900  SH       SOLE                18,900
CAMERON INTERNATIONAL CORP       COM        13342B105   3,727  181,800  SH       SOLE               181,800
CANADIAN NAT RES LTD             COM        136385101   5,097  127,500  SH       SOLE               127,500
CARRIZO OIL & CO INC             COM        144577103   1,879  116,706  SH       SOLE               116,706
CHEVRON CORP NEW                 COM        166764100   2,367   32,000  SH       SOLE                32,000
DRESSER-RAND GROUP INC           COM        261608103   5,330  309,000  SH       SOLE               309,000
ENCANA CORP                      COM        292505104   5,043  108,500  SH       SOLE               108,500
ENCORE ACQUISITION CO            COM        29255W100   1,740   68,200  SH       SOLE                68,200
ENERGEN CORP                     COM        29265N108   5,159  175,900  SH       SOLE               175,900
ENERGYSOLUTIONS INC           DEPOSITARY SH 292756202     288   51,000  SH       SOLE                51,000
FMC TECHNOLOGIES INC             COM        30249U101   2,991  125,500  SH       SOLE               125,500
FOUNDATION COAL HLDGS INC        COM        35039W100   2,646  188,700  SH       SOLE               188,700
FRONTIER OIL CORP                COM        35914P105   6,134  485,700  SH       SOLE               485,700
GULFMARK OFFSHORE INC            COM        402629109     269   11,300  SH       SOLE                11,300
HELMERICH & PAYNE INC            COM        423452101   4,661  204,900  SH       SOLE               204,900
JACOBS ENGR GROUP INC DEL        COM        469814107     289    6,000  SH       SOLE                 6,000
KEY ENERGY SVCS INC              COM        492914106     856  194,000  SH       SOLE               194,000
MARATHON OIL CORP                COM        565849106   3,135  114,600  SH       SOLE               114,600
MARINER ENERGY INC               COM        56845T305   4,482  439,400  SH       SOLE               439,400
MURPHY OIL CORP                  COM        626717102   6,475  146,000  SH       SOLE               146,000
NEWFIELD EXPL CO                 COM        651290108   4,722  239,100  SH       SOLE               239,100
NOBLE ENERGY INC                 COM        655044105   4,327   87,909  SH       SOLE                87,909
OCEANEERING INTL INC             COM        675232102   5,656  194,100  SH       SOLE               194,100
PETROHAWK ENERGY CORP            COM        716495106   2,904  185,800  SH       SOLE               185,800
PIONEER NAT RES CO               COM        723787107   2,257  139,474  SH       SOLE               139,474
PLAINS EXPL& PRODTN CO           COM        726505100   5,255  226,102  SH       SOLE               226,102
PRIDE INTL INC DEL               COM        74153Q102   3,049  190,800  SH       SOLE               190,800
QUESTAR CORP                     COM        748356102   1,396   42,700  SH       SOLE                42,700
RANGE RES CORP                   COM        75281A109     499   14,500  SH       SOLE                14,500
ROYAL DUTCH SHELL PLC         SPONS ADR A   780259206     762   14,400  SH       SOLE                14,400
STATOILHYDRO ASA              SPONSORED ADR 85771P102   2,556  153,400  SH       SOLE               153,400
SUPERIOR ENERGY SVCS INC         COM        868157108     687   43,100  SH       SOLE                43,100
ULTRA PETROLEUM CORP             COM        903914109   4,700  136,200  SH       SOLE               136,200
UNIT CORP                        COM        909218109   1,723   64,500  SH       SOLE                64,500
URS CORP NEW                     COM        903236107   2,980   73,100  SH       SOLE                73,100
VALERO ENERGY CORP NEW           COM        91913Y100   7,498  346,500  SH       SOLE               346,500
WILLBROS GROUP INC               COM        969199108   1,789  211,200  SH       SOLE               211,200
XTO ENERGY INC                   COM        98385X106   5,089  144,300  SH       SOLE               144,300
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